T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.0%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.168%, 4/15/35 (1) 340,000 340
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 495,000 498
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 250,000 251
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 275,000 275
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 316
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 204
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 112
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 49,643 50
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 122,079 122
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122,079 123
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/34 (1) 250,000 249
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 47,819 47
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 207
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 182
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 107
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 245
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 235,527 237
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 325,000 326
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 1/15/40 (1) 250,000 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 114,291 115
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 545
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 126
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 348,323 343

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 109,470 109
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 185,379 181
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 72,739 75
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 61,963 64
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 189
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 117
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 82
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  48,147 48
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 692
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 165,000 171
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 192,000 178

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 226,202 234
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 136,174 138
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 209,120 210
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 320,000 320
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.055%, 1/20/37 (1) 275,000 276
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 98
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 432
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 244,202 247
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 58,291 60
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 52,991 54

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 314
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 295,000 294
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.645%, 1/20/39 (1) 310,000 311
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 201,796 202
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.025%, 11/26/37 (1) 250,000 252
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 10,615 11
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 107
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 89,585 90
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.861%, 11/15/36 (1) 315,000 316
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 54,533 55
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 470
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 301,020 301
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 7/20/34 (1)(2) 250,000 250

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/37 (1) 465,000 466
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 10/15/39 (1) 260,000 260
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 275,000 276
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  82,284 82
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  132,550 133
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  135,000 136
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  315,000 318
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 174,311 175
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 236
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 376,000 386
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 125,105 126
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 408,004 378
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 238

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 52
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 625,000 626
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 212,833 208
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 165,000 166
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 90,000 90
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 398,691 399
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  300,000 305
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,783 112
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 106,844 107
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.698%, 1/15/35 (1) 295,000 296
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 76,091 77
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 79,342 81
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.495%, 4/20/38 (1) 620,000 619
Total Asset-Backed Securities (Cost $21,335) 21,448

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  16.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.49% (3)
(4) 6,960,095 54,150
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.75% (3)(4) 5,972,355 56,737
T. Rowe Price Inflation Protected Bond Fund - I Class,
5.35% (3)(4) 839,086 8,945
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.99% (3)(4) 2,474,205 23,356
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.32% (3)(4) 6,817,997 54,339
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.53% (3)(4) 10,602,656 90,547
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.61% (3)(4) 1,888,907 9,161
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.85% (3)(4) 6,274,533 44,424
Total Bond Funds (Cost $375,495) 341,659
COMMON STOCKS  50.9%
COMMUNICATION SERVICES  4.1%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  763,536 2,236
KT (KRW)  38,173 1,514
Uniti Group (5) 20,781 131
3,881
Entertainment  0.8%
Atlanta Braves Holdings, Class C (5) 8,044 362
Liberty Media Corp-Liberty Live, Class C (5) 23,960 2,333
Madison Square Garden Sports (5) 1,237 245
Netflix (5) 8,017 9,687
Sea, ADR (5) 15,971 2,979
15,606
Interactive Media & Services  2.6%
Alphabet, Class A  29,235 6,224
Alphabet, Class C  108,659 23,202
Meta Platforms, Class A  28,316 20,917
Pinterest, Class A (5) 36,301 1,330
Reddit, Class A (5) 51 11
Tencent Holdings (HKD)  11,400 883
52,567

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media  0.0%
Comcast, Class A  28,338 963
WPP (GBP)  6,720 35
998
Wireless Telecommunication Services  0.5%
KDDI (JPY)  112,800 1,950
T-Mobile U.S.  30,301 7,635
9,585
Total Communication Services 82,637
CONSUMER DISCRETIONARY  5.4%
Automobile Components  0.2%
Autoliv, SDR (SEK)  14,834 1,835
Denso (JPY)  69,200 992
Dowlais Group (GBP)  355,064 374
Visteon  956 119
3,320
Automobiles  0.5%
Subaru (JPY) (6) 50,000 981
Suzuki Motor (JPY) (6) 103,700 1,372
Tesla (5) 15,768 5,264
Toyota Motor (JPY)  162,000 3,137
10,754
Broadline Retail  1.8%
Alibaba Group Holding (HKD)  40,336 668
Amazon.com (5) 141,819 32,476
Isetan Mitsukoshi Holdings (JPY) (6) 102,000 1,697
Next (GBP)  13,645 2,205
Ollie's Bargain Outlet Holdings (5) 132 17
Savers Value Village (5) 33,454 404
37,467
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 2,209 261
Duolingo (5) 521 155
Frontdoor (5) 2,751 167
583
Hotels, Restaurants & Leisure  0.9%
Amadeus IT Group (EUR)  21,681 1,818
Booking Holdings  715 4,003
Cava Group (5) 180 12
Chipotle Mexican Grill (5) 30,446 1,283

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Group (GBP)  96,041 3,264
DoorDash, Class A (5) 4,649 1,140
Dutch Bros, Class A (5) 4,916 353
Life Time Group Holdings (5) 11,664 326
McDonald's  10,889 3,414
Planet Fitness, Class A (5) 10,779 1,130
Red Rock Resorts, Class A  3,196 198
Sportradar Group, Class A (5) 12,668 392
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(7)(8)(9) 51,774 193
Vail Resorts  108 18
Wingstop  1,339 439
Wyndham Hotels & Resorts  3,667 318
18,301
Household Durables  0.3%
Champion Homes (5) 3,161 238
Installed Building Products  1,171 306
Panasonic Holdings (JPY)  111,300 1,127
Persimmon (GBP)  47,668 685
Sony Group (JPY)  139,900 3,824
6,180
Leisure Products  0.0%
Peloton Interactive, Class A (5) 42,224 321
321
Specialty Retail  1.4%
AutoZone (5) 916 3,846
Burlington Stores (5) 1,114 324
Carvana (5) 19,983 7,432
Floor & Decor Holdings, Class A (5) 4,172 342
Home Depot  8,328 3,388
Kingfisher (GBP)  472,484 1,646
Lowe's  12,686 3,274
O'Reilly Automotive (5) 18,301 1,897
Ross Stores  6,022 886
TJX  24,698 3,374
Ulta Beauty (5) 3,695 1,821
Urban Outfitters (5) 2,258 151
Valvoline (5) 4,731 183
28,564
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  58,600 1,575
Birkenstock Holding (5) 8,918 465

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kering (EUR)  5,052 1,354
Kontoor Brands  1,963 152
Moncler (EUR)  21,996 1,280
Samsonite Group (HKD) (6) 294,900 643
5,469
Total Consumer Discretionary 110,959
CONSUMER STAPLES  2.5%
Beverages  0.2%
Coca-Cola  30,992 2,138
Diageo (GBP)  48,060 1,333
Heineken (EUR)  19,937 1,617
Primo Brands  310 8
5,096
Consumer Staples Distribution & Retail  0.5%
Dollar Tree (5) 29,141 3,181
Grocery Outlet Holding (5) 26,187 474
Seven & i Holdings (JPY)  107,100 1,386
Walmart  45,602 4,423
9,464
Food Products  0.6%
Ajinomoto (JPY)  53,000 1,437
BRC, Class A (5) 40,575 63
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $127 (5)(7)(9) 6,905 —
Mondelez International, Class A  76,642 4,709
Nestle (CHF)  56,143 5,296
Post Holdings (5) 2,227 252
Simply Good Foods (5) 8,956 256
12,013
Household Products  0.6%
Colgate-Palmolive  55,150 4,637
Procter & Gamble  50,384 7,912
12,549
Personal Care Products  0.6%
BellRing Brands (5) 2,050 84
Interparfums  2,155 248
Kenvue  170,197 3,525
L'Oreal (EUR)  4,546 2,122
Olaplex Holdings (5) 115,451 165
Puig Brands, Class B (EUR)  40,010 754

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  95,169 6,004
12,902
Total Consumer Staples 52,024
ENERGY  2.1%
Energy Equipment & Services  0.5%
Cactus, Class A  4,761 200
Schlumberger  144,165 5,311
TechnipFMC  113,360 4,167
Weatherford International  8,538 544
10,222
Oil, Gas & Consumable Fuels  1.6%
Chevron  22,814 3,664
ConocoPhillips  65,569 6,489
Diamondback Energy  1,659 247
Equinor (NOK)  90,337 2,229
Expand Energy  18,384 1,779
Exxon Mobil  14,513 1,659
Kinetik Holdings  2,626 110
Magnolia Oil & Gas, Class A  6,430 160
MEG Energy (CAD)  15,890 327
PBF Energy, Class A  10,957 299
Range Resources  81,530 2,794
Shell, ADR  48,758 3,602
TotalEnergies (EUR)  61,894 3,886
Valero Energy  30,921 4,700
Viper Energy, Class A  14,822 591
32,536
Total Energy 42,758
FINANCIALS  9.2%
Banks  3.4%
ABN AMRO Bank, CVA (EUR)  28,406 819
ANZ Group Holdings (AUD)  69,510 1,527
Banc of California  33,557 568
Banco Santander (EUR)  276,916 2,645
Bank of America  87,503 4,440
Barclays (GBP)  333,159 1,623
Blue Foundry Bancorp (5) 7,907 73
Cadence Bank  15,880 598
Citigroup  17,049 1,646
Columbia Banking System  20,465 548

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $44 (5)
(7)(9) 484 31
DBS Group Holdings (SGD)  57,906 2,279
Dime Community Bancshares  12,100 372
DNB Bank (NOK)  103,720 2,733
Dogwood State Bank (5) 6,656 165
East West Bancorp  7,690 809
Eastern Bankshares  18,728 320
Equity Bancshares, Class A  7,495 304
Erste Group Bank (EUR)  14,630 1,393
FB Financial  7,660 411
Five Star Bancorp  10,198 334
Flagstar Financial  24,707 317
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (5)(7)(9) 6,708 28
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(9) 1,212 1
HarborOne Bancorp  13,021 167
HDFC Bank (INR)  143,248 1,546
Home BancShares  10,739 320
Huntington Bancshares  95,231 1,696
ING Groep (EUR)  102,573 2,449
Intesa Sanpaolo (EUR)  274,398 1,727
JPMorgan Chase  45,040 13,576
Kearny Financial  13,802 93
KeyCorp  126,190 2,443
Live Oak Bancshares  10,848 420
Lloyds Banking Group (GBP)  1,984,459 2,129
Mitsubishi UFJ Financial Group (JPY)  222,900 3,392
National Bank of Canada (CAD)  16,357 1,719
Origin Bancorp  2,141 83
Pinnacle Financial Partners  6,146 598
Popular  2,234 281
Prosperity Bancshares  6,748 467
Renasant  12,681 496
Skandinaviska Enskilda Banken, Class A (SEK)  99,278 1,836
Societe Generale (EUR)  36,539 2,255
SouthState  7,465 762
Standard Chartered (GBP)  125,197 2,346
Sumitomo Mitsui Trust Group (JPY)  49,394 1,406
Texas Capital Bancshares (5) 6,414 555
UniCredit (EUR)  38,201 2,955
Western Alliance Bancorp  6,319 566
70,267

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.7%
Bridgepoint Group (GBP)  208,214 949
Brookfield (CAD)  28,834 1,895
Cboe Global Markets  2,833 668
Charles Schwab  75,107 7,198
CME Group  4,500 1,199
CVC Capital Partners (EUR)  52,065 1,051
Etoro Group, Class A (5) 4,557 202
Goldman Sachs Group  7,248 5,402
Hamilton Lane, Class A  4,392 678
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (5)(7)(9) 9,842 138
Intercontinental Exchange  21,551 3,806
Julius Baer Group (CHF)  16,385 1,183
Macquarie Group (AUD)  11,288 1,656
Miami International Holdings (5) 9,546 359
Morgan Stanley  6,296 947
PJT Partners, Class A  1,645 294
S&P Global  5,102 2,798
StepStone Group, Class A  5,804 360
Stifel Financial  78 9
TMX Group (CAD)  16,238 649
Tradeweb Markets, Class A  13,023 1,607
UBS Group (CHF)  45,649 1,849
34,897
Consumer Finance  0.3%
American Express  15,339 5,081
Capital One Financial  4,400 1,000
Encore Capital Group (5) 2,060 86
6,167
Financial Services  1.7%
Adyen (EUR) (5) 710 1,192
Berkshire Hathaway, Class B (5) 15,785 7,940
Corebridge Financial  55,912 1,944
Corpay (5) 4,282 1,394
Edenred (EUR)  18,066 523
Fiserv (5) 3,748 518
Marqeta, Class A (5) 93,737 597
Mastercard, Class A  9,184 5,467
PennyMac Financial Services  9,322 1,026
Rocket, Class A  23,507 418
Toast, Class A (5) 145 7

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  40,578 14,274
35,300
Insurance  2.0%
Accelerant Holdings, Class A (5) 6,149 123
Admiral Group (GBP)  28,676 1,405
AIA Group (HKD)  182,400 1,734
Allstate  20,745 4,221
Aviva (GBP)  160,181 1,410
AXA (EUR)  52,190 2,431
Baldwin Insurance Group (5) 9,848 312
Chubb  6,975 1,919
Definity Financial (CAD)  35,849 1,853
Definity Financial, Acquisition Date: 5/28/25, Cost $96
(CAD) (5)(9) 1,989 98
Generali (EUR)  22,668 885
Goosehead Insurance, Class A  3,565 302
Great-West Lifeco (CAD) (6) 37,445 1,483
Mandatum (EUR)  144,352 992
Marsh & McLennan  3,802 782
MetLife  7,227 588
Muenchener Rueckversicherungs-Gesellschaft (EUR)  6,585 4,201
Palomar Holdings (5) 1,195 147
Progressive  9,794 2,420
RLI  4,614 312
Root, Class A (5) 2,950 272
Sampo, Class A (EUR)  196,479 2,255
Storebrand (NOK)  76,524 1,177
Tokio Marine Holdings (JPY)  81,600 3,500
Travelers  18,818 5,109
TWFG (5) 10,011 265
White Mountains Insurance Group  172 315
40,511
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  64,019 1,357
1,357
Total Financials 188,499
HEALTH CARE  5.0%
Biotechnology  0.7%
ADMA Biologics (5) 13,381 231
Arcellx (5) 8,196 569
Argenx, ADR (5) 2,110 1,503
Ascendis Pharma, ADR (5) 1,590 309

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avidity Biosciences (5) 4,142 193
Black Diamond Therapeutics (5) 29,356 81
Caris Life Sciences (5) 6,449 248
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $163 (5)(9) 11,058 424
Cytokinetics (5) 20,154 712
Denali Therapeutics (5) 16,031 245
Dyne Therapeutics (5) 3,102 42
Erasca (5) 41,399 65
Gilead Sciences  48,246 5,450
Immatics (5) 45,928 234
Immunocore Holdings, ADR (5) 25,574 824
Immunome (5) 35,282 335
Immunovant (5) 22,072 324
Ionis Pharmaceuticals (5) 573 24
Kymera Therapeutics (5) 2,756 114
Merus (5) 3,216 212
Metsera (5) 12,482 440
Nurix Therapeutics (5) 6,513 61
Nuvalent, Class A (5) 5,335 409
Prime Medicine (5) 27,623 89
Revolution Medicines (5) 7,925 301
Vaxcyte (5) 221 7
Vertex Pharmaceuticals (5) 4,607 1,801
15,247
Health Care Equipment & Supplies  1.1%
Abbott Laboratories  34,985 4,641
Alcon (CHF)  13,238 1,055
Alcon  29,100 2,322
Becton Dickinson & Company  981 189
EssilorLuxottica (EUR)  5,886 1,795
Glaukos (5) 2,039 195
Intuitive Surgical (5) 6,034 2,856
Kestra Medical Technologies (5) 6,597 107
Koninklijke Philips (EUR)  76,527 2,114
Masimo (5) 6,129 856
Novocure (5) 3,850 47
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(7)
(9) 51,080 16
Penumbra (5) 593 162
PROCEPT BioRobotics (5) 9,655 388
QuidelOrtho (5) 16,736 480
Siemens Healthineers (EUR)  39,330 2,178

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonova Holding (CHF)  2,272 662
Stryker  2,864 1,121
Sysmex (JPY)  40,200 505
21,689
Health Care Providers & Services  1.4%
Alignment Healthcare (5) 45,885 751
BrightSpring Health Services (5) 15,185 360
Cencora  18,678 5,447
Cigna Group  7,510 2,260
Concentra Group Holdings Parent  15,036 358
Elevance Health  7,155 2,280
Encompass Health  7,668 934
GeneDx Holdings (5) 2,458 318
HealthEquity (5) 55 5
Molina Healthcare (5) 13,900 2,514
Oscar Health, Class A (5) 18,091 301
Quest Diagnostics  18,180 3,302
RadNet (5) 5,161 370
Tenet Healthcare (5) 15,388 2,836
UnitedHealth Group  19,296 5,979
28,015
Health Care Technology  0.0%
Doximity, Class A (5) 204 14
Waystar Holding (5) 3,233 122
136
Life Sciences Tools & Services  0.5%
Avantor (5) 18,738 252
BioLife Solutions (5) 21,634 542
Bio-Rad Laboratories, Class A (5) 383 114
Bio-Techne  5,805 317
Bruker  9,112 310
Danaher  9,989 2,056
Maravai LifeSciences Holdings, Class A (5) 22,125 54
Mettler-Toledo International (5) 1,360 1,769
Personalis (5) 8,276 41
Repligen (5) 2,687 329
Revvity  23,906 2,154
Sotera Health (5) 28,189 461
Stevanato Group  11,575 266
Thermo Fisher Scientific  2,430 1,197
9,862

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.3%
AstraZeneca, ADR  78,939 6,307
Axsome Therapeutics (5) 1,433 174
Chugai Pharmaceutical (JPY)  42,500 1,878
Corcept Therapeutics (5) 1,289 90
Elanco Animal Health (5) 52,929 971
Eli Lilly  6,695 4,905
Novartis (CHF)  27,323 3,458
Novo Nordisk, Class B (DKK)  36,833 2,082
Roche Holding (CHF)  12,685 4,136
Sanofi (EUR)  29,956 2,972
26,973
Total Health Care 101,922
INDUSTRIALS & BUSINESS SERVICES  6.6%
Aerospace & Defense  1.2%
AeroVironment (5) 1,098 265
General Electric  33,046 9,094
Karman Holdings (5) 5,446 291
Kratos Defense & Security Solutions (5) 5,919 390
L3Harris Technologies  3,545 984
Leonardo DRS  3,930 164
Loar Holdings (5) 8,449 597
Melrose Industries (GBP)  296,618 2,355
Mercury Systems (5) 1,748 118
Northrop Grumman  3,077 1,816
Rheinmetall (EUR)  888 1,722
Safran (EUR)  10,578 3,515
Thales (EUR)  3,590 944
TransDigm Group  410 574
VSE  9,794 1,591
24,420
Building Products  0.1%
AZZ  6,109 690
CSW Industrials  783 214
Kingspan Group (EUR)  8,264 638
Owens Corning  7,054 1,059
Simpson Manufacturing  884 169
Trex (5) 5,117 315
3,085
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (5) 5,349 527

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cintas  2,465 518
Element Fleet Management (CAD)  83,964 2,238
MSA Safety  1,970 336
Republic Services  20,529 4,803
Veralto  1,228 130
8,552
Construction & Engineering  0.1%
API Group (5) 33,413 1,192
Arcosa  3,348 332
Limbach Holdings (5) 1,172 134
Shimizu (JPY)  77,500 1,041
2,699
Electrical Equipment  1.0%
ABB (CHF)  48,109 3,229
AMETEK  32,121 5,936
GE Vernova  2,415 1,480
Legrand (EUR)  12,451 1,896
Mitsubishi Electric (JPY)  133,200 3,180
Prysmian (EUR)  36,604 3,195
Rockwell Automation  1,841 632
Thermon Group Holdings (5) 4,351 115
19,663
Ground Transportation  0.3%
Norfolk Southern  7,589 2,125
Old Dominion Freight Line  25,599 3,865
Saia (5) 2,051 608
6,598
Industrial Conglomerates  0.6%
DCC (GBP)  16,548 1,052
Hitachi (JPY)  85,800 2,312
Roper Technologies  1,934 1,018
Siemens (EUR)  28,971 8,031
SK Square (KRW) (5) 7,110 754
13,167
Machinery  1.8%
Atmus Filtration Technologies  7,136 318
Caterpillar  9,323 3,907
Crane  1,566 290
Deere  17,249 8,256
Enpro  2,354 515
Esab  10,806 1,247

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  1,885 379
Federal Signal  3,703 455
Graco  5,467 467
Ingersoll Rand  20,221 1,606
ITT  573 97
Kadant  421 136
KION Group (EUR)  19,744 1,286
Parker-Hannifin  8,642 6,562
Pentair  28,587 3,074
RBC Bearings (5) 2,942 1,147
Sandvik (SEK)  72,831 1,842
Spirax Group (GBP)  5,669 559
SPX Technologies (5) 1,769 331
Weir Group (GBP)  4,972 166
Westinghouse Air Brake Technologies  19,619 3,796
36,436
Passenger Airlines  0.1%
Ryanair Holdings, ADR  19,554 1,241
1,241
Professional Services  0.5%
Booz Allen Hamilton Holding  14,566 1,583
Broadridge Financial Solutions  7,978 2,039
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(7)(9) 7,797 48
Equifax  11,079 2,729
Parsons (5) 8,922 715
Paylocity Holding (5) 1,600 287
Recruit Holdings (JPY)  25,400 1,453
TechnoPro Holdings (JPY)  34,400 1,123
Teleperformance (EUR)  5,842 451
10,428
Trading Companies & Distributors  0.5%
AerCap Holdings  12,668 1,565
Ashtead Group (GBP)  7,768 572
Bunzl (GBP)  39,430 1,333
Custom Truck One Source (5) 8,850 54
Diploma (GBP)  4,122 301
Ferguson Enterprises  5,208 1,204
FTAI Aviation  3,265 502
McGrath RentCorp  2,402 292
Mitsubishi (JPY)  54,100 1,221
QXO (5) 15,807 318
Rush Enterprises, Class A  5,461 314

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (5) 6,600 945
Sumitomo (JPY)  79,400 2,224
10,845
Total Industrials & Business Services 137,134
INFORMATION TECHNOLOGY  11.4%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  175,574 1,390
1,390
Electronic Equipment, Instruments & Components  0.9%
Hamamatsu Photonics (JPY)  51,000 535
Keysight Technologies (5) 42,720 6,982
Mirion Technologies (5) 66,023 1,354
Novanta (5) 2,460 286
PAR Technology (5) 23,256 1,190
TE Connectivity  26,589 5,491
Teledyne Technologies (5) 4,124 2,219
18,057
IT Services  0.3%
Accenture, Class A  6,422 1,670
Applied Digital (5) 6,001 96
NEC (JPY)  60,100 1,830
Nomura Research Institute (JPY)  28,200 1,107
Shopify, Class A (5) 14,270 2,016
6,719
Semiconductors & Semiconductor Equipment  5.0%
Analog Devices  19,791 4,974
ASML Holding (EUR)  6,150 4,567
ASML Holding  2,294 1,704
BE Semiconductor Industries (EUR)  6,376 859
Broadcom  55,351 16,461
Entegris  5,843 489
Impinj (5) 901 169
Intel  47,541 1,158
KLA  1,686 1,470
Lattice Semiconductor (5) 20,387 1,353
MACOM Technology Solutions Holdings (5) 3,843 492
Monolithic Power Systems  1,330 1,111
NVIDIA  283,606 49,398
NXP Semiconductors  8,354 1,962
Rambus (5) 4,754 351
Renesas Electronics (JPY)  67,300 786

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing (TWD)  138,759 5,197
Taiwan Semiconductor Manufacturing, ADR  13,914 3,212
Texas Instruments  23,405 4,739
Tokyo Electron (JPY)  9,900 1,348
101,800
Software  3.7%
Amplitude, Class A (5) 29,176 333
Aurora Innovation (5) 42,539 239
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (5)(7)
(9) 269 443
CCC Intelligent Solutions Holdings (5) 22,711 225
Cellebrite DI (5) 45,101 740
Clearwater Analytics Holdings, Class A (5) 15,668 324
Confluent, Class A (5) 8,946 178
Crowdstrike Holdings, Class A (5) 1,725 731
Datadog, Class A (5) 2,329 318
Descartes Systems Group (5) 8,850 884
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(7)(9) 5,153 131
I3 Verticals, Class A (5) 9,704 305
Intapp (5) 1,929 89
InterDigital  937 255
Intuit  1,995 1,331
JFrog (5) 7,409 366
Microsoft  102,684 52,029
nCino (5) 9,433 303
Onestream (5) 22,526 468
Palantir Technologies, Class A (5) 3,100 486
PTC (5) 8,332 1,779
Salesforce  6,848 1,755
SAP (EUR)  16,934 4,609
ServiceNow (5) 4,415 4,051
Synopsys (5) 3,337 2,014
Varonis Systems (5) 5,491 324
Workiva (5) 4,122 339
75,049
Technology Hardware, Storage & Peripherals  1.4%
Apple  118,382 27,481
IonQ (5) 129 6
Samsung Electronics (KRW)  37,068 1,852
29,339
Total Information Technology 232,354

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  2.4%
Chemicals  1.2%
Air Liquide (EUR)  12,544 2,584
Akzo Nobel (EUR)  11,100 767
BASF (EUR)  22,398 1,190
Covestro (EUR) (5) 15,095 1,049
Ecolab  6,052 1,677
Element Solutions  21,275 547
Linde  14,927 7,139
PPG Industries  9,241 1,028
Sherwin-Williams  19,536 7,147
Shin-Etsu Chemical (JPY)  53,800 1,639
24,767
Construction Materials  0.1%
Holcim (CHF)  13,923 1,167
Knife River (5) 4,927 399
1,566
Containers & Packaging  0.6%
Ball  55,590 2,926
International Paper  142,497 7,079
Packaging Corp. of America  9,013 1,965
11,970
Metals & Mining  0.4%
Antofagasta (GBP)  71,759 2,082
BHP Group (AUD)  34,202 953
BHP Group (GBP) (6) 46,615 1,300
Capstone Copper (CAD) (5) 44,142 316
Constellium (5) 6,057 88
Franco-Nevada  2,058 388
Freeport-McMoRan  30,817 1,368
OR Royalties  40,242 1,294
Royal Gold  581 104
Warrior Met Coal  5,732 350
8,243
Paper & Forest Products  0.1%
Louisiana-Pacific  3,561 339
Stora Enso, Class R (EUR)  81,751 955
1,294
Total Materials 47,840

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.2%
Welltower, REIT  25,293 4,256
4,256
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  2,026 200
200
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,847 313
Segro (GBP)  74,905 636
Terreno Realty, REIT  8,979 519
1,468
Real Estate Management & Development  0.2%
Colliers International Group  3,601 596
FirstService  2,827 569
Mitsui Fudosan (JPY)  196,400 2,076
3,241
Residential Real Estate Investment Trusts  0.1%
Essex Property Trust, REIT  6,021 1,627
Flagship Communities REIT  15,196 274
Independence Realty Trust, REIT  25,904 469
2,370
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  24,796 559
Macerich, REIT  9,047 166
Scentre Group (AUD)  649,136 1,730
2,455
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  17,115 700
Public Storage, REIT  4,064 1,197
VICI Properties, REIT  36,024 1,217
3,114
Total Real Estate 17,104
UTILITIES  1.3%
Electric Utilities  0.6%
Constellation Energy  6,029 1,857
Hawaiian Electric Industries (5) 29,437 382
IDACORP  4,976 623
OGE Energy  13,300 594

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  46,016 4,247
TXNM Energy  3,195 181
Xcel Energy  47,969 3,472
11,356
Gas Utilities  0.2%
Atmos Energy  21,143 3,513
Chesapeake Utilities  6,364 786
Southwest Gas Holdings  2,377 190
4,489
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  14,500 276
276
Multi-Utilities  0.4%
Ameren  45,372 4,527
Engie (EUR)  94,012 1,945
National Grid (GBP)  182,733 2,567
9,039
Water Utilities  0.1%
American Water Works  8,138 1,168
California Water Service Group  7,684 361
Middlesex Water  4,118 220
1,749
Total Utilities 26,909
Total Miscellaneous Common Stocks  0.1% (10) 3,129
Total Common Stocks (Cost $538,989) 1,043,269
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(7)
(8)(9) 10,166 38
38
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (5)(7)(9) 22,936 24
24
Total Consumer Discretionary 62

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $47 (5)(7)(9) 2,528 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (5)
(7)(9) 1,101 72
Total Financials 72
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $93 (5)(7)(9) 28,185 93
93
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(7)
(9) 68,919 57
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $57 (5)(7)
(9) 116,595 75
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $51 (5)(7)
(9) 78,645 51
183
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(7)(9) 54,988 74
74
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(7)(9) 5,327 63
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (5)(7)(9) 6,934 21
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(7)(9) 7,007 112
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(7)(9) 3,255 52
248
Total Health Care 598
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (5)(7)(9) 1,856 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(7)
(9) 26,194 95
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (5)(7)(9) 4,650 17
112
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(7)(9) 5,632 29
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(7)(9) 1,899 10
39
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(7)
(9) 3,445 2
2
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(7)(9) 11,613 72
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(7)(9) 16,497 101
173
Total Industrials & Business Services 326
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(7)(9) 3,986 6
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(7)
(9) 1,224 2
8
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (5)
(7)(9) 1,283 109
109
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(7)(9) 16 26
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(7)(9) 1 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)
(7)(9) 2,493 374
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)
(7)(9) 5,892 884
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(7)
(9) 593 89
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(7)(9) 7,205 184
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (5)(7)(9) 12,058 154

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(7)(9) 3,303 43
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(7)(9) 13,365 46
1,802
Total Information Technology 1,919
MATERIALS  0.1%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(7)(9) 1,853 110
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(7)
(9) 2,982 54
164
Metals & Mining  0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (5)(7)(9) 2,736 233
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (5)(7)(9) 1,194 101
334
Total Materials 498
Total Convertible Preferred Stocks (Cost $3,534) 3,475
CORPORATE BONDS  3.2%
3M, 4.80%, 3/15/30  320,000 327
3M, 5.15%, 3/15/35  315,000 320
AEP Transmission, 5.375%, 6/15/35  50,000 51
AES, 5.80%, 3/15/32  455,000 469
AES Andes, 6.25%, 3/14/32 (1) 200,000 207
AGCO, 5.80%, 3/21/34  75,000 77
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50
Ally Financial, VR, 6.848%, 1/3/30 (11) 265,000 286
Amcor Flexibles North America, 4.80%, 3/17/28  130,000 131
Amcor Flexibles North America, 5.10%, 3/17/30  80,000 82
American Express, VR, 4.918%, 7/20/33 (11) 125,000 127
American Express, VR, 5.016%, 4/25/31 (11) 305,000 313
American Express, VR, 5.667%, 4/25/36 (11) 115,000 120
American Homes 4 Rent, 5.25%, 3/15/35  80,000 80
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  217,000 249
Amrize Finance U.S., 4.70%, 4/7/28 (1) 110,000 111
Amrize Finance U.S., 4.95%, 4/7/30 (1) 130,000 132
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  388,000 380
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 168

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 60
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 78
Appalachian Power, 5.65%, 4/1/34  76,000 79
AppLovin, 5.375%, 12/1/31  100,000 103
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 75,000 75
Arthur J Gallagher, 4.85%, 12/15/29  60,000 61
Arthur J Gallagher, 5.00%, 2/15/32  20,000 20
Aspen Insurance Holdings, 5.75%, 7/1/30  130,000 135
AT&T, 3.50%, 9/15/53  445,000 297
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 325
Atlassian, 5.25%, 5/15/29  90,000 93
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 358
BAE Systems, 5.30%, 3/26/34 (1) 200,000 205
Baltimore Gas & Electric, 5.45%, 6/1/35  95,000 98
Bank of America, VR, 1.898%, 7/23/31 (11) 1,295,000 1,149
Bank of America, VR, 5.468%, 1/23/35 (11) 198,000 205
Bank of America, VR, 5.518%, 10/25/35 (11) 320,000 322
Bank of America, VR, 5.819%, 9/15/29 (11) 457,000 478
Barclays, VR, 5.086%, 2/25/29 (11) 200,000 203
Barclays, VR, 5.367%, 2/25/31 (11) 200,000 206
Barclays, VR, 5.86%, 8/11/46 (11) 200,000 199
BAT Capital, 5.35%, 8/15/32  320,000 328
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 435
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 101
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  155,000 173
Boeing, 3.75%, 2/1/50  169,000 120
Boeing, 6.388%, 5/1/31  150,000 163
Boeing, 6.528%, 5/1/34  118,000 130
Boeing, 6.858%, 5/1/54  572,000 628
Bon Secours Mercy Health, 3.464%, 6/1/30  100,000 97
Booz Allen Hamilton, 5.95%, 8/4/33  172,000 180
Booz Allen Hamilton, 5.95%, 4/15/35  195,000 200
Boston Gas, 6.119%, 7/20/53 (1) 105,000 104
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 333
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 72
Broadcom, 4.55%, 2/15/32  145,000 145
Broadcom, 5.15%, 11/15/31  230,000 238
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 248
CaixaBank, VR, 4.885%, 7/3/31 (1)(11) 205,000 207
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 200,000 201
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 284
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 62

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 138,351 141
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 243,662 255
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(12) 332,308 375
CBRE Services, 4.80%, 6/15/30  80,000 81
Celanese U.S. Holdings, 6.83%, 7/15/29  78,000 81
Celanese U.S. Holdings, 6.879%, 7/15/32  260,000 268
Celanese U.S. Holdings, 7.05%, 11/15/30  94,000 97
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  400,000 435
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 207
Centene, 4.25%, 12/15/27  60,000 58
Centene, 4.625%, 12/15/29  295,000 282
Charter Communications Operating, 3.90%, 6/1/52  253,000 167
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 85,000 87
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 198
Citigroup, VR, 4.952%, 5/7/31 (11) 415,000 422
Citigroup, VR, 5.827%, 2/13/35 (11) 460,000 471
Citigroup, VR, 6.02%, 1/24/36 (11) 170,000 175
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 71
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 312
Comcast, 2.887%, 11/1/51  490,000 294
Comcast, 3.25%, 11/1/39  445,000 349
Comcast, 5.65%, 6/1/54  385,000 369
CommonSpirit Health, 2.782%, 10/1/30  24,000 22
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(11) 200,000 202
Conagra Brands, 5.75%, 8/1/35  205,000 206
ConocoPhillips, 5.50%, 1/15/55  95,000 89
ConocoPhillips, 5.55%, 3/15/54  203,000 192
Constellation Brands, 4.80%, 5/1/30  30,000 31
Constellation Energy Generation, 5.75%, 3/15/54  265,000 260
Corebridge Financial, 3.85%, 4/5/29  65,000 64
Corebridge Financial, 3.90%, 4/5/32  320,000 302
Corebridge Global Funding, 4.90%, 8/21/32 (1) 65,000 65
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 62
Coterra Energy, 5.40%, 2/15/35  332,000 332
Coterra Energy, 5.60%, 3/15/34  73,000 74
Cox Communications, 5.70%, 6/15/33 (1) 27,000 27
Credit Agricole, VR, 5.222%, 5/27/31 (1)(11) 250,000 256
Crown Castle, 5.80%, 3/1/34  155,000 162
CVS Health, 5.00%, 9/15/32  105,000 105
CVS Health, 5.05%, 3/25/48  549,000 470

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 5.625%, 2/21/53  335,000 307
CVS Health, VR, 6.75%, 12/10/54 (11) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (11) 115,000 119
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 240
Deere, 5.45%, 1/16/35  300,000 312
Diamondback Energy, 5.40%, 4/18/34  460,000 464
Diamondback Energy, 5.75%, 4/18/54  274,000 255
DTE Energy, 4.875%, 6/1/28  60,000 61
DTE Energy, 5.10%, 3/1/29  430,000 441
DTE Energy, 5.20%, 4/1/30  270,000 278
Element Fleet Management, 5.037%, 3/25/30 (1) 120,000 122
Elevance Health, 4.75%, 2/15/30  125,000 127
Elevance Health, 4.95%, 11/1/31  165,000 168
Elevance Health, 5.125%, 2/15/53  165,000 145
EMD Finance, 4.625%, 10/15/32 (1) 425,000 421
Engie, 5.625%, 4/10/34 (1) 200,000 207
Eni, 5.75%, 5/19/35 (1) 200,000 206
EOG Resources, 5.00%, 7/15/32  115,000 117
EOG Resources, 5.35%, 1/15/36  190,000 192
Equitable America Global Funding, 4.95%, 6/9/30 (1) 175,000 178
Eversource Energy, 5.95%, 7/15/34  388,000 407
Expand Energy, 4.75%, 2/1/32  190,000 184
Expand Energy, 5.375%, 2/1/29  207,000 208
Expand Energy, 5.375%, 3/15/30  218,000 219
Extra Space Storage, 4.95%, 1/15/33  75,000 75
Extra Space Storage, 5.40%, 6/15/35  215,000 217
Ferguson Enterprises, 5.00%, 10/3/34  40,000 40
First American Financial, 2.40%, 8/15/31  366,000 317
FirstEnergy, 2.65%, 3/1/30  268,000 249
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 45
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 100
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 204
Ford Motor Credit, 6.798%, 11/7/28  200,000 208
Ford Motor Credit, 7.35%, 3/6/30  440,000 468
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 150,000 156
Freeport-McMoRan, 4.25%, 3/1/30  74,000 73
Freeport-McMoRan, 4.375%, 8/1/28  121,000 121
Freeport-McMoRan, 4.625%, 8/1/30  50,000 50
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
Freeport-McMoRan, 5.45%, 3/15/43  130,000 123
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 186
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 194
General Electric, 4.30%, 7/29/30  155,000 155

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric, 4.90%, 1/29/36  130,000 131
General Motors Financial, 5.55%, 7/15/29  230,000 237
GLP Capital, 5.25%, 2/15/33  185,000 183
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 386
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 305,000 308
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 335,000 332
Golub Capital Private Credit Fund, 5.875%, 5/1/30  238,000 241
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  440,000 434
Harbour Energy, 6.327%, 4/1/35 (1) 215,000 217
HCA, 2.375%, 7/15/31  140,000 124
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 124
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 152
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 299
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 128
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 431
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 167
Hexcel, 5.875%, 2/26/35  55,000 56
Home Depot, 4.95%, 6/25/34  305,000 310
Humana, 4.875%, 4/1/30  70,000 71
Hyatt Hotels, 5.375%, 12/15/31  175,000 179
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 195
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 130
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 103
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 62
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 122
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 208
IMCD, 3.625%, 4/30/30 (EUR)  140,000 165
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 201
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 203
Imperial Brands Finance, 6.375%, 7/1/55 (1) 200,000 202
Interpublic Group, 4.65%, 10/1/28  140,000 141
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 60
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 84
IPALCO Enterprises, 5.75%, 4/1/34  170,000 171
IQVIA, 6.25%, 2/1/29  250,000 263
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 175,000 182
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 438
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 195,000 184
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 307
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 305,000 308

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 225,000 223
JPMorgan Chase, VR, 5.103%, 4/22/31 (11) 105,000 108
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 170
Kentucky Utilities, 5.85%, 8/15/55  30,000 30
Kroger, 5.50%, 9/15/54  260,000 244
Las Vegas Sands, 3.50%, 8/18/26  170,000 168
Louisville Gas & Electric, 5.85%, 8/15/55  30,000 30
Lowe's, 4.25%, 4/1/52  65,000 50
Lowe's, 5.625%, 4/15/53  45,000 43
LPL Holdings, 5.65%, 3/15/35  165,000 167
LPL Holdings, 5.75%, 6/15/35  157,000 159
Magna International, 5.875%, 6/1/35  35,000 37
Marriott International, 5.50%, 4/15/37  215,000 216
Mars, 5.20%, 3/1/35 (1) 295,000 297
Mars, 5.65%, 5/1/45 (1) 210,000 206
Marvell Technology, 2.95%, 4/15/31  247,000 227
Marvell Technology, 4.75%, 7/15/30  40,000 40
Marvell Technology, 5.45%, 7/15/35  180,000 183
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 510
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 848
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 293
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 83,000 84
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 130,000 135
Motorola Solutions, 5.40%, 4/15/34  140,000 144
Motorola Solutions, 5.55%, 8/15/35  280,000 288
MPLX, 5.00%, 1/15/33  165,000 164
MPLX, 6.20%, 9/15/55  130,000 126
MSCI, 4.00%, 11/15/29 (1) 78,000 76
National Fuel Gas, 5.50%, 3/15/30  67,000 69
Netflix, 4.625%, 5/15/29 (EUR)  500,000 623
NextEra Energy Capital Holdings, 4.685%, 9/1/27  70,000 70
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 180,000 181
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 162
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 360,000 359
NiSource, 5.25%, 3/30/28  65,000 67
NiSource, 5.85%, 4/1/55  235,000 233
NRG Energy, 4.45%, 6/15/29 (1) 155,000 154
NTT Finance, 4.876%, 7/16/30 (1) 200,000 203
NTT Finance, 5.171%, 7/16/32 (1) 200,000 204
NTT Finance, 5.502%, 7/16/35 (1) 200,000 205
NXP, 3.125%, 2/15/42  208,000 148
NXP, 3.25%, 11/30/51  618,000 395
NXP, 3.40%, 5/1/30  369,000 353

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NXP, 4.30%, 6/18/29  92,000 92
Occidental Petroleum, 6.05%, 10/1/54  155,000 144
Occidental Petroleum, 8.875%, 7/15/30  705,000 811
ONEOK, 6.05%, 9/1/33  306,000 321
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 286
Pacific Gas & Electric, 3.50%, 8/1/50  106,000 69
Pacific Gas & Electric, 4.95%, 7/1/50  105,000 87
Pacific Gas & Electric, 5.90%, 10/1/54  59,000 55
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 670
Paychex, 5.60%, 4/15/35  105,000 109
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 100,000 101
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 155,000 160
PSEG Power, 5.20%, 5/15/30 (1) 75,000 77
Public Service of Oklahoma, 5.45%, 1/15/36  350,000 354
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 475,000 436
Realty Income, 5.125%, 4/15/35  50,000 50
Regal Rexnord, 6.05%, 4/15/28  295,000 305
Regions Financial, VR, 5.722%, 6/6/30 (11) 145,000 151
Reinsurance Group of America, 6.00%, 9/15/33  364,000 385
Reinsurance Group of America, VR, 6.65%, 9/15/55 (11) 60,000 61
Revvity, 1.90%, 9/15/28  111,000 103
Revvity, 2.25%, 9/15/31  150,000 130
RGA Global Funding, 5.00%, 8/25/32 (1) 190,000 191
Rogers Communications, 5.00%, 2/15/29  342,000 349
Rogers Communications, 5.30%, 2/15/34  385,000 388
Ross Stores, 1.875%, 4/15/31  365,000 317
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 86
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 159
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 175,000 179
Santander UK Group Holdings, VR, 6.534%, 1/10/29 (11) 260,000 273
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 371
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 422
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 71
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 317
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 326
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 167
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 204
Snam, 5.75%, 5/28/35 (1) 200,000 206
Snam, 6.50%, 5/28/55 (1) 200,000 208
Societe Generale, 7.367%, 1/10/53 (1) 260,000 273
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 275,000 268
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 305,000 312
Societe Generale, VR, 6.691%, 1/10/34 (1)(11) 260,000 281

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sodexo, 5.15%, 8/15/30 (1) 200,000 206
Solventum, 5.60%, 3/23/34  335,000 346
Solventum, 5.90%, 4/30/54  280,000 280
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  225,000 227
Southern, 5.20%, 6/15/33  495,000 504
Southern California Gas, 5.45%, 6/15/35  135,000 138
Sprint Capital, 8.75%, 3/15/32  295,000 357
State Street, 4.834%, 4/24/30  80,000 82
Steel Dynamics, 5.25%, 5/15/35  190,000 192
Sutter Health, 5.164%, 8/15/33  100,000 102
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 52
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 203
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(11) 200,000 201
Synopsys, 4.85%, 4/1/30  220,000 224
Synopsys, 5.70%, 4/1/55  220,000 216
T-Mobile USA, 3.50%, 4/15/31  250,000 236
T-Mobile USA, 5.05%, 7/15/33  75,000 76
Targa Resources, 5.65%, 2/15/36  100,000 101
Targa Resources, 6.125%, 5/15/55  47,000 46
Targa Resources, 6.15%, 3/1/29  115,000 121
Targa Resources Partners, 5.50%, 3/1/30  450,000 458
Texas Instruments, 5.10%, 5/23/35  285,000 291
Time Warner Cable, 6.55%, 5/1/37  25,000 26
Time Warner Cable, 6.75%, 6/15/39  131,000 135
Time Warner Cable, 7.30%, 7/1/38  38,000 41
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 94
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 88
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 36
U.S. Bancorp, VR, 4.967%, 7/22/33 (11) 79,000 79
Uber Technologies, 4.30%, 1/15/30  350,000 352
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 316
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 385,000 355
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 340,000 372
UnitedHealth Group, 4.50%, 4/15/33  310,000 304
UnitedHealth Group, 5.30%, 6/15/35  130,000 133
UnitedHealth Group, 5.95%, 6/15/55  75,000 75
Verisk Analytics, 5.125%, 2/15/36  135,000 134
Vistra Operations, 5.70%, 12/30/34 (1) 8,000 8
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 109
Vistra Operations, 6.95%, 10/15/33 (1) 380,000 419
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 202
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 200,000 205
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  55,000 66

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo, VR, 4.611%, 4/25/53 (11) 340,000 286
Wells Fargo, VR, 5.15%, 4/23/31 (11) 706,000 726
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 207
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 145,000 145
Total Corporate Bonds (Cost $65,939) 66,538
EQUITY FUNDS  11.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 2,625,589 95,204
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 6,639,771 61,019
T. Rowe Price Real Assets Fund - I Class (4) 5,353,209 86,294
Total Equity Funds (Cost $199,079) 242,517
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 333
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 203
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 514
Corp. Andina de Fomento, VR, 6.75% (1)(11)(13) 200,000 205
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 300,000 305
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,054 209
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 204
Logicor Financing, 0.875%, 1/14/31 (EUR)  330,000 335
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 725,000 745
Petroleos Mexicanos, 5.95%, 1/28/31  300,000 281
Petroleos Mexicanos, 7.69%, 1/23/50  165,000 141
Petroleos Mexicanos, 8.75%, 6/2/29  455,000 483
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  360,000 426
Republic of Peru, 6.20%, 6/30/55  300,000 304
Republic of Poland, Series 30Y, 5.50%, 3/18/54  170,000 160
Republic of Romania, 5.75%, 9/16/30 (1) 490,000 495
Republic of Romania, 6.625%, 5/16/36 (1) 414,000 415
Total Foreign Government Obligations & Municipalities
(Cost $5,609) 5,758
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  50,000 53
53

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  50,000 55
55
New York  0.0%
Metropolitan Transportation Auth., Build America, 6.548%,
11/15/31  120,000 127
127
Total Municipal Securities (Cost $233) 235
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 158
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.637%, 11/15/34 (1) 195,000 3
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 140,625 128
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  375,175 393
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.656%, 12/15/39 (1) 307,181 308
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.004%, 5/15/41 (1) 543,697 545
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.763%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 46,582 41
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 133,424 113
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 9,940 10
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 178,362 161
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  266,076 264
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.005%, 8/15/41 (1) 305,000 305
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 5.548%, 7/25/45 (1) 181,254 182
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 185,805 187
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 139,779 141
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.287%, 3/25/50 (1) 93,552 90

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 291,712 237
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 18,262 17
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 11,485 11
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 220,878 222
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.133%, 7/25/44 (1) 4,551 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 144,818 123
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 100,000 100
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 285,670 288
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 180,030 181
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 102,498 88
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 138
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 54,733 49
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 63,263 57
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.574%, 12/25/50 (1) 219,811 193
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 54,455 49
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,204 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 4,848 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 226,396 198
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 180,000 180
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 267,755 270
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.955%, 5/15/41 (1) 375,000 373
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 99,541 100
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 98,663 99

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 214,889 176
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 103,988 105
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 135,000 134
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 120,000 120
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.493%, 7/27/65 (1) 125,000 125
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,275,863 927
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 143,188 145
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.755%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.435%, 4/25/43  101,527 99
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 176,799 168
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 24,030 23
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 6,648 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 20,048 19
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 531 —
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.598%, 5/25/44 (1) 193,608 194
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.437%, 10/25/59 (1) 102,014 103
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.76%, 6/25/65 (1) 263,228 265
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.76%, 6/25/65 (1) 136,489 137
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.954%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 278,273 226
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 141,740 124
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 215
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 683

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 66
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $11,251) 10,753
PRIVATE INVESTMENT COMPANIES  3.9%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 28,772 79,480
Total Private Investment Companies (Cost $44,748) 79,480
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  2.7%
U.S. Government Agency Obligations  2.1%
Federal Home Loan Mortgage
2.50%, 4/1/30  55,532 54
3.00%, 12/1/42 - 4/1/43  622,592 570
3.50%, 8/1/42 - 3/1/46  710,398 664
4.00%, 8/1/40 - 12/1/41  290,570 282
4.50%, 6/1/39 - 10/1/41  207,316 209
5.00%, 12/1/36 - 8/1/40  77,811 80
6.00%, 10/1/32 - 8/1/38  49,880 51
6.50%, 5/1/32 - 10/1/32  3,756 4
7.00%, 4/1/32 - 6/1/32  3,499 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  2,837 3
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  5,183 5
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  4,325 4
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  780,505 105
2.50%, 7/25/50  1,612,088 274
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  53,888 48
2.00%, 8/1/36 - 9/1/52  2,731,524 2,231
2.50%, 3/1/42 - 5/1/52  2,565,857 2,163
3.00%, 5/1/31 - 1/1/52  879,368 789
3.50%, 11/1/47 - 11/1/50  441,723 410
4.00%, 8/1/37 - 9/1/52  387,254 372
4.50%, 9/1/37 - 10/1/53  873,826 845
5.00%, 10/1/52 - 12/1/54  1,030,454 1,019
5.50%, 8/1/53 - 2/1/55  1,652,920 1,673
6.00%, 6/1/53 - 6/1/55  1,273,856 1,309
6.50%, 8/1/54 - 1/1/55  640,703 666

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.
3.00%, 2/1/44  4,791 4
3.50%, 6/1/42 - 5/1/46  382,547 358
4.00%, 11/1/40  130,375 127
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.876%,
6.501%, 8/1/36  10,046 10
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  282,345 36
2.50%, 5/25/47  904,200 121
6.50%, 2/25/32  1,558 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  696,876 600
2.00%, 9/1/36 - 4/1/52  9,608,915 7,862
2.50%, 1/1/32 - 6/1/52  5,337,607 4,508
3.00%, 8/1/27 - 4/1/50  3,026,518 2,766
3.50%, 2/1/35 - 1/1/52  1,540,482 1,443
4.00%, 7/1/35 - 12/1/52  2,022,374 1,957
4.50%, 7/1/39 - 7/1/52  1,081,505 1,067
5.00%, 7/1/33 - 9/1/53  1,535,811 1,540
5.50%, 11/1/34 - 8/1/55  1,942,369 1,971
6.00%, 3/1/33 - 8/1/54  2,831,535 2,920
6.50%, 7/1/32 - 7/1/55  1,093,864 1,141
7.00%, 9/1/30 - 4/1/32  1,815 2
UMBS, TBA (14)
5.00%, 9/1/55  45,000 44
7.00%, 9/1/55  80,000 84
42,395
U.S. Government Obligations  0.6%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  170,401 154
2.00%, 1/20/51 - 8/20/51  2,325,591 1,905
2.50%, 8/20/50 - 12/20/51  2,662,291 2,271
3.00%, 9/15/42 - 7/20/50  1,460,236 1,304
3.50%, 11/20/42 - 7/20/52  1,264,093 1,172
4.00%, 2/20/41 - 10/20/52  1,045,659 991
4.50%, 11/20/39 - 4/20/53  877,795 865
5.00%, 7/20/39 - 6/20/48  610,964 620
5.50%, 10/20/32 - 3/20/49  323,948 333
6.00%, 8/20/34 - 11/20/52  474,303 490
7.00%, 9/20/27  172 —
7.50%, 1/15/30  1,820 2
8.00%, 10/20/25  1 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  43,079 40

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 10/20/50  190,000 158
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,845,713 573
2.50%, 6/20/51  2,350,664 336
3.50%, 5/20/43  87,496 13
4.00%, 2/20/43  33,907 5
Government National Mortgage Assn., TBA (14)
5.00%, 9/20/54  250,000 247
5.50%, 9/20/55  965,000 972
12,451
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $58,078) 54,846
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.3%
U.S. Treasury Obligations  5.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  665,000 413
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,202
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,923
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,473
U.S. Treasury Bonds, 4.125%, 8/15/44  2,415,000 2,193
U.S. Treasury Bonds, 4.125%, 8/15/53  995,000 871
U.S. Treasury Bonds, 4.25%, 2/15/54  4,265,000 3,816
U.S. Treasury Bonds, 4.25%, 8/15/54  4,405,000 3,941
U.S. Treasury Bonds, 4.375%, 8/15/43  1,645,000 1,555
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 8,695,000 8,334
U.S. Treasury Bonds, 4.50%, 11/15/54 (15) 2,980,000 2,782
U.S. Treasury Bonds, 4.625%, 11/15/44  3,545,000 3,439
U.S. Treasury Bonds, 4.625%, 2/15/55  900,000 858
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,368
U.S. Treasury Bonds, 4.75%, 2/15/45  345,000 340
U.S. Treasury Notes, 0.625%, 11/30/27  5,990,000 5,609
U.S. Treasury Notes, 1.50%, 1/31/27  2,655,000 2,573
U.S. Treasury Notes, 3.50%, 2/15/33  790,000 766
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,994
U.S. Treasury Notes, 3.75%, 4/30/27  2,190,000 2,192
U.S. Treasury Notes, 3.75%, 12/31/30  1,625,000 1,626
U.S. Treasury Notes, 3.75%, 8/31/31  1,390,000 1,385
U.S. Treasury Notes, 3.875%, 12/31/27  4,990,000 5,020
U.S. Treasury Notes, 3.875%, 4/30/30  4,465,000 4,503
U.S. Treasury Notes, 3.875%, 8/15/34  4,735,000 4,642
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,231
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 481

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,318
U.S. Treasury Notes, 4.00%, 1/31/31 (15) 5,470,000 5,535
U.S. Treasury Notes, 4.00%, 2/15/34  790,000 786
U.S. Treasury Notes, 4.125%, 3/31/32  1,600,000 1,622
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,830
U.S. Treasury Notes, 4.25%, 11/15/34  340,000 342
U.S. Treasury Notes, 4.375%, 11/30/28  1,310,000 1,341
U.S. Treasury Notes, 4.375%, 12/31/29  3,820,000 3,929
U.S. Treasury Notes, 4.375%, 11/30/30  5,435,000 5,599
U.S. Treasury Notes, 4.375%, 5/15/34  4,345,000 4,431
U.S. Treasury Notes, 4.625%, 9/30/28  375,000 386
U.S. Treasury Notes, 4.625%, 2/15/35  3,345,000 3,460
109,109
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $110,735) 109,109
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price Treasury Reserve Fund, 4.37% (4)(16) 66,631,205 66,631
Total Short-Term Investments (Cost $66,631) 66,631
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.37% (4)(16) 7,286,048 7,286
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 7,286
Total Securities Lending Collateral (Cost $7,286) 7,286
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put, 9/26/25
@ $112.00 (5) 39 4,388 16

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
U.S. Treasury Two Year Notes Futures, Put, 9/26/25
@ $103.75 (5) 101 21,062 5
Total Exchange-Traded Options Purchased (Cost $48) 21
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year
Index, 6/20/30), Pay
1.00% Quarterly,
Receive upon credit
default, 10/15/25 @
0.60%* (5) 1 36,010 23
Morgan Stanley
S&P 500 Index,
Put, 9/19/25 @
$6,200.00 (5) 8 5,168 15
Total OTC Options Purchased (Cost $59) 38
Total Options Purchased (Cost $107) 59
Total Investments in Securities  100.2%
(Cost $1,509,049) $ 2,053,063
Other Assets Less Liabilities (0.2)% (4,254)
Net Assets 100.0% $ 2,048,809
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,529 and represents 2.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2025.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,026 and represents 0.2% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,347 and represents 0.1% of net assets.
(15) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 9/1/54  460,000 (398)
(398)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 9/20/55  185,000 (158)
(158)
Total TBA Sales Commitments (Proceeds $(550)) (556)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 36,010 (11)
Morgan Stanley
S&P 500 Index, Put,
10/17/25 @ $5,975.00 147 94,966 (409)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/19/25 @ $80.00 2,336 18,889 (213)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/19/25 @ $80.00 2,336 18,889 (45)
Total Options Written (Premiums $(622)) $ (678)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 27,006 637 467 170
Total Centrally Cleared Credit Default Swaps,
Protection Sold 170
Interest Rate Swaps (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 6,435 (4) — (4)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 6,085 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.358% (SOFR) Annually, 4/30/35 4,272 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed
3.705% Annually, Receive Variable
4.355% (SOFR) Annually, 7/2/35 4,322 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.360% (SOFR) Annually, 4/24/35 4,320 (44) — (44)
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.354% (SOFR) Annually, 5/16/35 8,267 (216) — (216)
Total Centrally Cleared Interest Rate Swaps (274)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 792 6 — 6
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 792 5 — 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,882 12 — 12
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,490 9 — 9
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,983 12 — 12
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 791 5 — 5
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 247 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 403 5 — 5
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 803 10 — 10
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 100 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 547 6 — 6
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 1,770 9 — 9
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 1,074 1 — 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 1,026 1 — 1
Total Centrally Cleared Zero-Coupon Inflation
Swaps 85
Total Centrally Cleared Swaps (19)
Net payments (receipts) of variation margin to date 20
Variation margin receivable (payable) on centrally cleared swaps $ 1
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 1,965 USD 1,432 $ 3
Barclays Bank 11/21/25 EUR 185 USD 216 1
Citibank 10/24/25 USD 962 CAD 1,315 2
Goldman Sachs 10/24/25 JPY 104,555 USD 714 2
HSBC Bank 11/7/25 CLP 396,780 USD 406 4
Nomura Securities
International 10/24/25 USD 1,428 JPY 209,110 (4)
RBC Dominion
Securities 10/24/25 JPY 104,555 USD 716 —
Standard Chartered 11/21/25 USD 4,588 EUR 3,908 (8)
State Street 11/21/25 EUR 449 USD 527 1
Toronto-Dominion Bank 10/24/25 USD 1,388 CAD 1,915 (10)
UBS Investment Bank 10/17/25 MXN 13,040 USD 687 8
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 9/25 (4,122) $ 25
Short, 13 Euro BTP contracts 9/25 (1,829) —
Short, 8 Euro BUND contracts 9/25 (1,212) (3)
Short, 32 MSCI EAFE Index contracts 9/25 (4,354) (129)
Short, 53 S&P 500 E-Mini Index contracts 9/25 (17,153) (194)
Short, 5 Government of Canada five year bond
contracts 12/25 (416) (1)
Long, 21 U.K. Gilt ten year contracts 12/25 2,569 (7)
Long, 37 U.S. Treasury Notes five year contracts 12/25 4,050 9
Long, 131 U.S. Treasury Notes two year contracts 12/25 27,319 34
Short, 38 Ultra U.S. Treasury Bonds contracts 12/25 (4,429) 21
Long, 141 Ultra U.S. Treasury Notes ten year
contracts 12/25 16,131 62
Net payments (receipts) of variation margin to date 280
Variation margin receivable (payable) on open futures contracts $ 97

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.49%  $ — $ (121) $ 717
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.75%  — 2,184 870
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.35%  — 192 39
T. Rowe Price Institutional Emerging Markets
Equity Fund  118 8,517 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.99%  — 49 429
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.32%  — 786 897
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.53%  — (109) 855
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.61%  — 169 35
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — 929 —
T. Rowe Price Real Assets Fund - I Class  — 7,281 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.85%  — 372 466
T. Rowe Price Government Reserve Fund,
4.37% — — —++
T. Rowe Price Treasury Reserve Fund, 4.37% — — 695
Totals $ 118# $ 20,249 $ 5,003+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.49%  $ 50,562 $ 3,709 $ — $ 54,150
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.75%  53,692 861 — 56,737
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.35%  8,714 39 — 8,945
T. Rowe Price Institutional
Emerging Markets Equity
Fund  88,069 — 1,382 95,204
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.99%  22,883 424 — 23,356
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.32%  50,616 2,937 — 54,339
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.53%  87,811 2,845 — 90,547
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.61%  8,957 35 — 9,161
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  60,090 — — 61,019
T. Rowe Price Real Assets
Fund - I Class  79,013 — — 86,294
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.85%  43,591 461 — 44,424
T. Rowe Price Government
Reserve Fund, 4.37% 8,384  ¤  ¤ 7,286
T. Rowe Price Treasury
Reserve Fund, 4.37% 63,635  ¤  ¤ 66,631
Total $ 658,093^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,003 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $648,491.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 268,687 $ — $ 268,687
Bond Funds 341,659 — — 341,659
Common Stocks 788,400 253,840 1,029 1,043,269
Convertible Preferred Stocks — — 3,475 3,475
Equity Funds 242,517 — — 242,517
Private Investment
Companies — — 79,480 79,480
Short-Term Investments 66,631 — — 66,631
Securities Lending Collateral 7,286 — — 7,286
Options Purchased 21 38 — 59
Total Securities 1,446,514 522,565 83,984 2,053,063
Swaps* — 255 — 255
Forward Currency Exchange
Contracts — 21 — 21
Futures Contracts* 151 — — 151
Total $ 1,446,665 $ 522,841 $ 83,984 $ 2,053,490
Liabilities
TBA Sales Commitments $ — $ 556 $ — $ 556
Options Written — 678 — 678
Swaps* — 274 — 274
Forward Currency Exchange
Contracts — 22 — 22
Futures Contracts* 334 — — 334
Total $ 334 $ 1,530 $ — $ 1,864
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $(666,000) for the period ended August 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/25
Investment in Securities
Common Stocks $ 1,025 $ 101 $ 10 $ (107) $ 1,029
Convertible Bonds 68 (12) — (56) —
Convertible Preferred Stocks 3,036 452 247 (260) 3,475
Private Investment Companies 85,326 2,154 — (8,000) 79,480
Total $ 89,455 $ 2,695 $ 257 $ (8,423) $ 83,984
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,029 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 4.0x
2.3x Increase
Enterprise
value to gross
profit multiple
4.9x
– 7.2x
6.6x Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 20.4x
18.7x Increase
Price to
tangible book
value multiple
1.0x 1.0x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 46% 46% Increase
Convertible
Preferred
Stocks
$ 3,475 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.3x
– 19.9x
7.9x Increase
Sales growth
rate
15%
– 87%
40% Increase
Enterprise
value to gross
profit multiple
2.0x
– 32.3x
15.5x Increase
Gross profit
growth rate
18%
– 116%
79% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 35.9x
20.9x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
– 79%
31% Increase
Discount to
public company
multiples
20%
– 40%
27% Decrease
Discount rate
for cost of
capital
25%
- 38%
31% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F102-054Q1 08/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 79,480 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase